Employee benefits - Summary of Change in Defined Benefit Obligations for Pension and Post Retirement Medical Plans (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Remeasurements (gains) / losses
Curtailment	$ (11.6)	₨ (848.1)		₨ (1,479.3)
Pension benefits [Member]
Change in defined benefit obligations :
Current service cost	12.3	901.2	₨ 827.7	746.3
Interest cost	1.1	77.1	55.0	41.0
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from changes in demographic assumptions	(0.3)	(24.6)	35.5	(11.9)
Actuarial (gains) / losses arising from changes in financial assumptions		(0.6)	371.2	141.9
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	(1.8)	(129.8)	246.6	592.7
Curtailment			(51.7)	3.9
Pension benefits [Member] | Present value of defined benefit obligation [Member]
Change in defined benefit obligations :
Beginning of the year	179.0	13,084.6	11,682.6
Current service cost	12.3	901.2	827.7
Interest cost	11.7	853.8	859.5
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from changes in demographic assumptions	(0.3)	(24.6)	35.5
Actuarial (gains) / losses arising from changes in financial assumptions		(0.6)	371.2
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	(1.8)	(129.8)	246.6
Benefits paid from plan assets	(17.0)	(1,241.9)	(830.3)
Benefits paid directly by employer	(0.9)	(68.6)	(58.9)
Past service cost plan amendment			(51.7)
Curtailment			0.3
Acquisition/(Divestment)			2.1
End of the year	183.0	13,374.1	13,084.6	11,682.6
Post retirement medical benefits [Member]
Change in defined benefit obligations :
Current service cost	1.1	78.7	81.7	80.4
Interest cost	1.5	108.0	113.0	115.1
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from changes in demographic assumptions			(6.7)
Actuarial (gains) / losses arising from changes in financial assumptions	0.8	57.9	99.1	81.1
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		2.8	(54.2)	(150.3)
Curtailment				(19.9)
Post retirement medical benefits [Member] | Present value of defined benefit obligation [Member]
Change in defined benefit obligations :
Beginning of the year	23.0	1,689.8	1,534.0
Current service cost	1.1	78.7	81.7
Interest cost	1.5	108.0	113.0
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from changes in demographic assumptions			(6.7)
Actuarial (gains) / losses arising from changes in financial assumptions	0.8	57.9	99.1
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		2.8	(54.2)
Benefits paid directly by employer	(1.3)	(92.3)	(77.1)
End of the year	$ 25.1	₨ 1,844.9	₨ 1,689.8	₨ 1,534.0